Investments - Narrative (Details) $ in Millions, $ in Millions				12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 25, 2020 CAD ($) MW	Nov. 25, 2020 USD ($) MW	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	May 25, 2021	May 26, 2020
Investment [Line Items]
Percentage of public float of common shares making up stock purchase agreement, shares authorized						7.16%	7.02%
Finance lease receivables				$ (264)	$ (225)
BHP Billiton Nickel West Pty Ltd. | Southern Cross Energy
Investment [Line Items]
Gain (loss) of derecognised financial assets at date of transfer				77
Finance lease receivables				(89)
Gains (losses) on disposals of non-current assets				$ (12)
EMG International, LLC
Investment [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 12
Proportion of ownership interest in subsidiary	30.00%
Skookumchuck
Investment [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 86	$ 66
Capacity of facility (in megawatts) | MW		136.8	136.8
Proportion of ownership interest in subsidiary		49.00%	49.00%